DERIVATIVE LIABILITIES (Details 1) - Derivative Financial Instruments, Liabilities [Member]	12 Months Ended
Dec. 31, 2016
Remeasurement Date [Member]
Derivatives, Fair Value [Line Items]
Expected dividends:	0.00%
Commitment Date [Member]
Derivatives, Fair Value [Line Items]
Expected dividends:	0.00%
Expected volatility:	210.00%
Expected term in years	29 days
Risk free interest rate:	0.09%
Maximum [Member] | Remeasurement Date [Member]
Derivatives, Fair Value [Line Items]
Expected volatility:	286.00%
Expected term in years	26 days
Risk free interest rate:	0.27%
Minimum [Member] | Remeasurement Date [Member]
Derivatives, Fair Value [Line Items]
Expected volatility:	219.00%
Expected term in years	11 days
Risk free interest rate:	0.12%